Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Disclosures
Schedule of compensation for key management personnel

	2023	2022
Short-term benefits(1)	$3.7	$4.1
Share-based payments(2)	1.6	8.5
	$5.3	$12.6
1.	Includes salary, benefits and short-term accrued incentives/other bonuses earned during the year.
2.	Represents the expense of stock options and RSUs and mark-to-market charges on DSUs during the year.